Discontinued Operation	12 Months Ended
Dec. 31, 2022
Disclosure of Discontinued Operations Text Block [Abstract]
Discontinued operation
29	Discontinued operation

At the Extraordinary Shareholders’ meeting held on December 31, 2020, shareholders of the Company and GPA approved the corporate restructuring proposal which consisted of the full spin-off of Éxito to GPA. Éxito is a Colombian company operating in Colombia under the banners of Éxito, Carulla, Super Inter, Surtimax, and Surtimayorista supermarkets and hypermarkets, in Argentina, under the Libertad banner, and in Uruguay under Disco and Devoto banners. Also, Éxito operates shopping malls in Colombia under the Viva banner.

As of December 31, 2020, Éxito’s results were classified as a discontinued operation, as one single line item. See below the detailed statement of operation of Éxito and condensed statement of cash flows:

2020
Statement of operations
Discontinued operation
Net operating revenue	22,034
Cost of sales	(16,526)
Gross profit	5,508
Expenses, net
Selling expenses	(2,973)
General and administrative expenses	(848)
Depreciation and amortization	(729)
Share of profit (loss) of associates	27
Other operating expenses, net	(217)
(4,740)
Operating profit	768
Net financial result	(340)
Income before income taxes discontinued operation	428
Income tax and social contribution	(60)
Net income discontinued operation	368
Discontinued operation
Net income for the year discontinued operation	(1)
Net income for the year	367

2020
Other comprehensive income:
Net income for the year	367
Items that may be subsequently reclassified to statement of operations
Exchange rate variation of foreign Investments	(415)
Benefit plan	(1)
Cash flow rate	(1)
Other comprehensive results	3
Comprehensive income for the year	(47)

2020
Net cash flow:
Operational activities	1,349
Investment activities	(4,075)
Financing activities	(1,012)
Exchange rate variation on cash and cash equivalents	587
Net cash (used) generated	(3,151)

2020
Earnings per share:
Diluted and Basic, discontinued operation	0.8214

2020
Discontinued operation segment:
Net sales	22,034
Gross profit	5,508
Depreciation and amortization	(729)
Share of profit and loss of associate	27
Operating profit	768
Net financial result	(340)
Income before income taxes	428
Income taxes and social contribution	(60)
Profit continued operation	368
Loss (income) discontinued operation	(1)
Net income for the year	367

Current assets	8,014
Non-current assets	18,930
Current liabilities	9,729
Non-current liabilities	3,620
Shareholder´s equity	13,595